MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Disclosure of accounting policy and other classification adjustments [abstract]
MATERIAL ACCOUNTING POLICIES	MATERIAL ACCOUNTING POLICIES
3.1. Revenue recognition
The Group is engaged in the production and distribution of cement, masonry cement, concrete, limestone and aggregates, operates a railway concession to provide transportation services and it is also engaged in the industrial waste recycling business. The goods to be delivered and the services to be provided arise from agreements with commercial substance (in general, they are not written) where the Group may identify the right of each one of the parties and the payment terms.
3.1.1. Sale of goods
Revenues from sales of goods are recognized when control over goods is transferred to the customer for an amount that reflects the consideration that the Group expects to be entitled to in exchange for such assets. The customer obtains control of the goods when significant risks and rewards of the products sold are transferred in accordance with the specific delivery terms agreed with the customer. Revenues from the sale of goods are measured at fair value of the consideration received or to be collected, net of commercial discounts. No financing components are considered in the transaction since credit terms vary greatly between 20 and 35 days, depending on the specific terms agreed upon by the Group, which is consistent with market practices.
Some agreements with customers offer commercial discounts or volume-based discounts. If revenues cannot be reliably measured, the Group defers revenue recognition until the uncertainty is resolved. However, due to the fact that performance obligations relate mainly to the delivery of the acquired goods, and that both the price and any discount granted are specifically agreed between the parties, there are in practice no uncertainties associated with revenue recognition from sales of goods. Variable consideration is recognized when there is a high likelihood that there will not be a significant reversal in the amount of the accumulated revenues recognized in the agreement and is measured using the expected value or the most likely amount method, whichever allows to make a better prediction of the amount based on the terms and conditions of the agreement.
The products sold by the Group are generally not returned by customers once they have approved their quality, which occurs at the time of reception.
3.1.2. Services rendered
The Group provides transportation services along with the sale of cement, concrete, limestone, and aggregates. Revenues from transportation services are recognized at the time services are provided, which is usually when revenues from the sale of the transported good are recognized as transportation distance and time is very short. Revenue is measured on the basis of the consideration defined in the contract with customers.
Revenues from freight railway services and waste recycling services are recognized at the time such services are rendered.
3.2. Goodwill
The goodwill was recorded by the Group due to the acquisition of Recycomb S.A.U. and is measured at cost restated in constant currency at the end of the reporting period, as mentioned in Note 2.2.
In accordance with IFRS 3, Business Combinations, goodwill is initially measured at cost being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the fair value of the net identifiable assets acquired and liabilities assumed.
Goodwill is not amortized, but rather tested for impairment on an annual basis. For impairment testing purposes, goodwill is allocated to each of the Group’s cash-generating units that are expected to benefit from the synergies of the relevant combination. Cash-generating units to which goodwill is allocated are tested for impairment on an annual basis, or more frequently if there are indications that the unit may have been impaired.
An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized reducing first the carrying amount of goodwill allocated to the CGU and then, proportionally, the other CGU’s assets. Impairment losses related to goodwill cannot be reversed in future periods.
Any goodwill impairment loss is recognized directly in profit or loss.
Upon disposal of a cash generating unit to which goodwill has been allocated, such goodwill is included in the determination of the profit or loss on such disposal.
As of December 31, 2024, 2023 and 2022, the Group has not recognized any goodwill impairment loss.
3.3. Investments in other companies
These are investments in which the Group has no significant influence. As these investments do not have a quoted market price in an active market and their fair value cannot be reliably measured, these investments are measured at cost restated at the end of the reporting period, less any impairment losses identified at the end of each reporting period.
3.4. Leases

Group as Lessee:
The accounting model for the recognition and measurement of all leases is as follows:
Right-of-use assets:
The Group recognizes a right of use asset at the beginning of each lease (the date on which the underlying asset is available for use). Right-of-use assets are measured at cost, net of accumulated depreciation and impairment losses, and adjusted to reflect any remeasurement of liabilities and to recognize changes in the currency purchasing power. The cost of the right-of-use assets includes the amount of the recognized lease liabilities, initial direct costs incurred, and lease payments made at or before the lease start date, less any incentives received. Unless the Group is certain that it will acquire the asset at the end of the lease, right-of-use assets are depreciated on a straight-line basis over the shorter of their estimated useful lives and the lease term (calculated based on the term of the relevant agreements, including renewal provisions in the event that they are highly likely to continue). Right-of-use assets are subject to impairment.

The Group applies the short-term lease recognition exception (i.e., those leases that have a lease term of 12 months or less from the inception date and do not contain a purchase option). The Group also applies the recognition exception to leases that are considered to be of low value. Payments under these leases are recognized as expense on a straight-line basis over the lease term.
Lease liabilities:
Lease liabilities are measured at the present value of future lease payments to be made throughout the lease term, for which market rates have been used according to the nature and term of each agreement. Lease payments include fixed payments, less any lease incentives to be received, variable payments depending on an index or rate and amounts expected to be paid under residual value guarantees. Lease payments also include the exercise price of any purchase option of the leased underlying asset, and any penalties for terminating the lease, provided that it is reasonably likely that the Group will exercise such options. Variable payments that do not depend on an index or rate are recognized in profit or loss for the year of occurrence of the condition to which they are subject.
The unwinding of the present value recognized for each lease is accounted by the Group in the comprehensive income of each year.

Group as Lessor:
The income from the operating lease of buildings and equipment is recognized every month during the lease term. Leases in which the Group does not transfer substantially all the risks and rewards inherent in the ownership of the asset are classified as operating leases. The initial direct costs incurred in negotiating an operating lease are in addition to the carrying amount of the leased asset and are recognized throughout the lease term on the same basis as lease income.
3.5. Foreign currency and functional currency
The consolidated financial statements are presented in Argentine Pesos (Argentina’s currency of legal tender), which is also the functional currency (the currency of the primary economic environment where the entity operates) for all the Group companies, and the reporting currency of the consolidated financial statements.

For the purposes of presenting these consolidated financial statements, the assets and liabilities in foreign currency held by the Group are translated to Argentine pesos at the foreign exchange rate prevailing at the end of each fiscal year.
Any exchange gain or loss from monetary items is recognized in the profit or loss for the year, restated at year-end currency, except for those arising from foreign currency borrowings related to financing qualifying assets, such as assets under construction for future productive use, which were included in the cost of such assets for being considered as an adjustment to the cost of interest accrued on such foreign currency denominated borrowings.
3.6. Borrowing costs
Borrowing costs, net of the effect of inflation directly attributed to the acquisition, construction or production of qualifying assets, which are assets that take a substantial period of time to get ready for their intended use or sale, are capitalized as part of the cost of the asset until the assets are ready for use or sale.
Income earned on short term investments of specific outstanding borrowings to finance the construction of qualifying assets is deducted from the borrowing costs that may qualify for capitalization.
All the other borrowing costs are recognized in profit or loss during the fiscal year in which they are incurred, net of the effect of inflation on the liabilities that generated them.

The Group has not capitalized interest or exchange differences in the fiscal year ended December 31, 2023 and 2022, respectively.
3.7. Taxation
3.7.1. Income tax
The Group assesses the income tax to be recorded in accordance with the deferred tax method, which considers the effect of temporary differences arising from the different bases for the measurement of assets and liabilities according to accounting and taxing criteria, and of existing tax losses and unused tax credits deductible from future taxable income, computed by considering the tax rate in force.
Law No. 27,260, which was enacted on June 16, 2021, introduced amendments to the corporate tax rate by setting a staggered structure of applicable rates based on the level of accumulated net taxable income for each company, which may be 25%, 30%, or 35%; the 7% tax on the distribution of dividends, however, has remained unchanged.
3.7.1.1. Current taxes
Current tax payable is based on the taxable profit for the fiscal year. Taxable profit differs from profit before tax as reported in the consolidated statement of profit and loss and other comprehensive income because of items of income, or expenses that are taxable or deductible in other years and items that will never be taxable or deductible. The Group’s liability for current tax is calculated using the tax rates that have been substantially enacted at the end of the reporting period, considering the tax loss carryforward at their respective amounts adjusted for inflation according to the mechanisms provided in Article No. 25 of the Argentine Income Tax Law.
3.7.1.2. Deferred tax
Deferred tax is recognized on the temporary differences between the carrying amount of the assets and liabilities included in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all future taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences to the extent that the Group is likely to have future tax profit against which it is possible to account for those deductible temporary differences. Such deferred tax assets and liabilities are not recognized when temporary difference arose from goodwill or the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable nor the accounting profit and does not give rise to equal taxable and deductible temporary differences.
The carrying amounts of deferred tax assets are reviewed at the end of each fiscal year and derecognized to the extent it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured using the tax rates that are expected to apply in the fiscal year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantially enacted at the end of the reporting period. Measurement of deferred tax assets and liabilities at the end of the reporting period reflects the tax consequences that would stem from the manner in which the entity expects to recover or settle the carrying amount of its assets and liabilities.
The Group offsets deferred tax assets and deferred tax liabilities only if (a) it has enforceable right to set off current taxes and current liabilities and (b) the deferred tax assets and liabilities relate to income taxes levied by the same tax authority on either the same taxable entity or different taxable entities and the Group intends either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that temporary differences will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are recognized only to the extent it is probable that there will be sufficient taxable profit to use the benefits of temporary differences and they are expected to reverse in the foreseeable future.
3.7.1.3. Current tax charge and deferred taxes profit or loss
Current and deferred taxes are recognized in the statement of profit or loss and other comprehensive income, except when they relate to items that are recognized in other comprehensive income or directly in shareholders’ equity, in which case the current and deferred taxes are also recognized in other comprehensive income or directly in shareholders’ equity, respectively. When the current tax or deferred tax arises from the initial accounting of a business combination, the tax effect is included in the accounting for the business combination.
3.7.2. Personal assets tax – Substitute taxpayer
In Argentina, individuals and foreign entities, as well as their undistributed estates, regardless of whether they are domiciled or located in Argentina or abroad are subject to personal property tax at the rate of 0.50% over the value of any shares or the American Depositary Shares (ADSs) issued by Argentine entities held as of December 31 of each year.
The tax is applied to the Argentine issuers of such shares, who must pay this tax on behalf of the relevant shareholders and is based on the value of the shares (following the equity method), or the book value of the shares derived from the most recent financial statements as of December 31 of each year. In accordance with the Personal Assests Tax Law, the Group has the right to obtain a reimbursement of the tax paid from the shareholders to whom the above tax is applicable, through the reimbursement procedure deemed appropriate by the Group.
3.8. Property, plant and equipment
Property, plant and equipment held for use in the production or supply of goods and services, or for administrative purposes, are carried at the cost restated in constant currency at the end of the reporting period, in accordance with Note 2.2, less accumulated depreciation and impairment loss.

The cost includes the stripping and initial preparation of the open pit quarries, as mentioned in Note 3.18, and the counterpart for the environmental restoration and/or dismantling obligations recognized, as indicated in Note 3.12. It also includes borrowing costs for long-term construction projects if the recognition criteria are met.

When significant parts of plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in profit or loss as incurred.
The lands owned by the Group are not subject to depreciation.
Construction in progress for administrative, production, supply or other purposes are carried at cost restated in constant currency at the end of the reporting period, in accordance with Note 2.2, less any recognized impairment loss.
Depreciation of Property, Plant and Equipment commences when such assets are ready for their intended use.

Property, plant and equipment are depreciated, except for land and assets under construction, over their estimated useful lives using the straight-line method. The estimated useful life, the residual value and the depreciation method are reviewed at the end of each fiscal year, with the effect of any changes in estimates being accounted for on a prospective basis.

Gain or loss from the disposal or write-off of an item of property, plant and equipment is calculated as the difference between net disposal proceeds and the carrying amount of the asset and is recognized in profit or loss at its value restated at the year-end currency.
The Group assesses the recoverability of the value of its property, plant and equipment items whenever any indication of impairment is identified. The assessments are carried out considering the cash-generating units established by the Group.
3.9. Intangible assets
Intangible assets with finite useful lives that were separately acquired are carried at cost restated in constant currency at the end of the reporting period, as described in Note 2.2, less accumulated depreciation and impairment losses.
The estimated useful life and depreciation method are reviewed at the end of each fiscal year, with the effect of any changes in estimates being accounted for on a prospective basis. Intangible assets with indefinite useful lives that were separately acquired are carried at the cost restated in constant currency at the end of the reporting period, as described in Note 2.2, less accumulated impairment losses.
Intangible assets are derecognized when no future economic benefits are expected from their use or disposal. Gains or losses from a derecognized intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss when the asset is derecognized.
3.10. Impairment of tangible and intangible assets
At the end of each period, the Group reviews if any indication that tangible and intangible assets might be impaired.
In case of impairment indicators are observed, the Group calculates the recoverable amount per cash-generating unit. The recoverable amount of an asset is the higher of the fair value less cost of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted using a pre-tax discount rate that reflects current market assessments as of year-end with respect to the time value of money considering the risks that are specific to the asset. Cash-generating units are mentioned in Note 13.
If the recoverable value of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying value of the asset (or cash-generating unit) is reduced to its recoverable value. Impairment losses are immediately recognized in profit or loss.

When a recognized impairment loss is subsequently reversed, the book value of the asset is increased up to the new recoverable amount but the reversal is limited so that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset or CGU in prior years. Impairment loss reversals are immediately recognized in profit loss. Impairment losses related to goodwill are not reversed in future periods.
3.11. Inventories
Inventories are stated at the lower of cost restated in constant currency at the end of the reporting period in accordance with Note 2.2 and net realizable value.
Costs incurred in bringing products to their present condition are accounted for as follows:
•Raw materials and spare parts: at acquisition cost according to the Weighted Average Price method.
•Finished goods and work in progress: at acquisition cost of raw materials and labor, plus a proportion of manufacturing overheads based on normal operating capacity.

The net realizable value of an inventory component is the estimated selling price for that component in the ordinary course of business, less estimated costs of completion and estimated costs necessary to make the sale, calculated as of the end of the reporting period. In assessing recoverable amounts, slow-moving inventories are also considered. The carrying amount of inventories as of the fiscal year-end does not exceed their recoverable value.
3.12. Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
Estimated amounts of the obligation are based on the expected outflows that will be required to settle such obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability.
When the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset (a receivable), but only when the reimbursement is virtually certain and the amount of the receivable can be reliably measured.
The Group uses the opinion of its legal advisors to determine if a provision should be recorded as well as to estimate the amounts of the obligations.
Environmental restoration and asset decommissioning obligations:

Under legal provisions and best practices, and the environmental commitments assumed by the Group, land used by the Group for mining and quarrying is subject to environmental restoration, and the fixed assets used in production will be removed at the end of operations.

In this context, provisions are recognized, as long as they are determinable, in order to afford the estimated expenses for environmental recovery and restoration of the mining areas and the retirement of the corresponding productive assets. These provisions are recorded simultaneously with the increase in value in the underlying asset and the relevant depreciation of the assets involved is recognized in profit and loss prospectively.

The liability recorded is increased due to the unwinding of the discount and this change is charged to net profit or loss. The environmental restoration and asset retirement obligation can also increase or decrease due to changes in the estimated timing of cash flows, changes in the discount rate and/or changes in the original estimated undiscounted costs. In estimating the expected cost, the Group takes into account changes in environmental legislation and regulations, if any, that may impact the process and restoration and dismantling costs. Increases or decreases in the obligation other than the unwinding of discount will result in a corresponding change in the carrying amount of the related asset. Actual costs incurred upon settlement of the asset retirement obligation are charged against the asset retirement obligation to the extent of the liability recorded. The Group discounts the costs related to asset retirement obligations using the discount rate that reflects the current market assessment of the time value of money and risks specific to the liabilities that have not been reflected in the cash flow estimates. Asset retirement obligations are remeasured at each reporting period in order to reflect the discount rates in effect at that time.
In addition, the Group follows the practice of progressively restoring the areas by the removal of quarries using the provisions recognized for that purpose.
3.13. Financial instruments
A financial instrument arises from any contract that results in the recognition of a financial asset in one entity and a financial liability or equity instrument in another entity.
All financial assets and liabilities are initially measured at fair value. Transaction costs that are attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and liabilities at fair value through profit or loss) are added or deducted from the fair value of the financial assets or liabilities on the initial cost of recognition. Transactions costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
Interest and financial income are recognized to the extent the effective interest rate is accrued.
In general, the Group receives short-term advances from its customers. Pursuant to the practical expedient of IFRS 15, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. The Group does not receive any long-term advances from its customers.
3.14. Financial assets
According to IFRS 9 Financial instruments, the Group classifies its financial assets into two categories because the company has not asset that are designated as fair value through other comprehensive income:
•Financial Assets at amortized cost
A financial asset is measured at amortized cost if both of the following conditions are met: (i) the asset is held within a business model of the Group whose objective is to hold assets in order to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
In addition, for the assets that meet the conditions mentioned above, IFRS 9 contains an option to designate, at initial recognition, a financial asset as measured at fair value if doing so eliminates or significantly reduces an account mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.
The Group has not recognized financial assets at fair value using this option. At the date of the consolidated financial statements, the Group’s financial assets at amortized cost include certain items of cash and cash equivalents and trade and other receivables.
•Financial assets at fair value through profit or loss
If one of the above two criteria is not met, the financial asset is classified as an asset measured at “fair value through profit or loss”.
At the date of these consolidated financial statements, the Group’s financial assets at fair value through profit or loss include mutual funds classified as current investments.
Recognition and Measurement:
Acquisitions and disposals of financial assets are recognized on the date on which the Group promises to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from such instruments and the risks and benefits related to their ownership have been terminated or assigned.
Financial assets at amortized cost are initially recognized at fair value plus transaction costs. These assets accrue interest based on the effective interest rate method.
Financial assets at fair value through profit or loss are initially recognized at fair value and transaction costs are recognized as expenses in the statement of profit or loss and other comprehensive income. They are subsequently measured at fair value. Changes in fair values and gains or losses on the sale of financial assets at fair value through profit or loss are recognized in “Financial results, net” in the statement of profit or loss and other comprehensive income.
In general, the Group uses the transaction price to determine the fair value of a financial instrument at initial recognition. In all other cases, the Group only records a gain or loss at initial recognition if the fair value of the instrument is evidenced by other comparable and observable market transactions for the same instrument or is based on a valuation technique incorporating only observable market data. Any gains or losses not recognized at initial recognition of a financial asset are subsequently recognized only to the extent that they arise from a change in factors (including time) that market participants would consider in establishing the price.
The results of debt instruments that are measured at amortized cost and are not designated in a hedging relationship are recognized in the profit or loss and other comprehensive income statement using the effective interest rate method. The Group reclassifies between categories all investments in debt instruments only when there is a change in the business model used to manage such assets.
Financial asset impairment
The Group assesses at the end of each period whether there is any objective evidence that a financial asset or group of financial assets measured at amortized cost is impaired. The impairment is recorded only if there is objective evidence of impairment as the result of one or more events that occurred after the initial recognition of the asset and that impairment can be reliably estimated.
The Group defined a policy to calculate expected credit losses for trade receivables and record the related allowance for debtors’ impairment. The provision is initially based on the Group’s historical observed default rates and it is complemented by a case by case analysis to identify special circumstances on individual customers and/or transactions. This historical percentage should consider the expectations of future credit collectability and therefore the estimated changes in behavior. Before accepting a new customer, the Group conducts an internal credit analysis to evaluate the potential customer’s credit quality and define its credit limit. The limits and ratings attributed to the main customers are reviewed at least once a year.
Evidence of impairment includes indications that the debtors or a group of debtors are experiencing serious financial difficulties, default or arrears in interest or principal payments, the likelihood that they will be declared bankrupt or file for reorganization proceedings, and when such observable data indicates that there is a decrease in estimated future cash flows.
The amount of the impairment is measured as the difference between the carrying amount of the asset and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the original effective interest rate of the financial asset. The carrying amount of the asset is written down and the amount of the loss is recognized in the profit or loss and other comprehensive income statement. As a practical measure, the Group may measure impairment based on the fair value of an instrument using an observable market price. If, in a subsequent period, the impairment amount decreases and such reduction is related to an event taking place after the original impairment, the reversal of the impairment loss is recognized in the consolidated statement of profit and loss and other comprehensive income.
Offsetting of financial instruments:
Financial assets and liabilities are offset whenever there is a legal right to offset such assets and liabilities and there is an intention to settle them on a net basis, or to realize the asset and settle the liability simultaneously.
Derecognition of a financial asset
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised (i.e., removed from the Group’s consolidated statement of financial position) when:
•The rights to receive cash flows from the asset have expired, or
•The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset
When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership.
When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of its continuing involvement. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
3.15. Ferrocarril Roca Management Trust for capital expenditures
The interest in the Trust for the Strengthening of the Interurban Rail System (“FFFSFI”) was carried at cost, considering the value of the contributions made, net of trust expenses, plus net financing profit accrued through the end of the fiscal year. The amounts that may not be recovered or applied against future capital expenditures have been reduced to their recoverable value by recording an impairment allowance at the end of this fiscal year. The entity is not controlled by Ferrosur Roca S.A. (Note 36).
3.16. Financial Liabilities and Equity Instruments
i)Classification as debt or equity:
Debt and equity instruments are classified as financial liabilities or as equity in accordance with the substance of the contractual agreement and the definitions of financial liabilities and equity instruments.
ii)Equity instruments:
An equity instrument consists in a contract evidencing a residual ownership interest over an entity’s net assets after deducting all its liabilities. Equity instruments issued by an entity of the Group are recognized at the amount of proceeds received, net of direct issuance costs.
The repurchase of the Group’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in the profit or loss statement stemming from purchases, sales, issuance or cancellation of the Group’s own equity instruments.
Capital Stock Component Accounts
Capital Stock and Share Premium:
It comprises the contributions committed or made by the shareholders represented by outstanding shares at nominal value.
Adjustment to capital:
Capital stock accounts were restated by recognizing the effects of changes in the purchasing power of the currency by applying the procedure described in Note 2.2. The capital stock account was maintained at nominal value and the adjustment derived from such monetary restatement is disclosed in capital adjustment account. Capital adjustment is not available for distribution in cash or in kind; however, it can be capitalized by issuing additional shares. In addition, the adjustment mentioned above may be used to cover losses for the year, according to the order of absorption of accumulated losses, as explained below in “Retained Earnings”.
Merger premium:
This reflects the recognition of premiums originated in mergers between the Parent Company and Ecocemento S.A. and Compañía de Servicios a la Construcción S.A. in the years 2002 and 2010, respectively. Merger premium balances were restated in constant currency at the end of the reporting period by applying the adjustment procedure described in Note 2.2 based on the respective merger dates.
Share-based payment plans:
The additions refer to the counterpart of the recognition of share-based payment plans granted to certain members of Group management to be settled with equity instruments, restated in constant currency at the end of the reporting period following the adjustment procedure described in Note 2.2, based on the dates of issuance of the plans. The account balance is debited when the equity instruments are delivered to the related employees, reclassifying the respective amounts to owners' contribution. In case that the plans are modified as cash settled, the amounts are reclassified to liability.
Treasury shares trading premium:
This trading premium relates to treasury shares delivered to employees under current share-based payment plans and represents the difference between the purchase value of the shares delivered and the estimated value of the consideration received from the relevant employees.
Legal reserve:
In accordance with the provisions under Law No. 19,550, the Group must appropriate 5% of income for the year, plus adjustments of previous fiscal years, transfers of other comprehensive income to retained earnings and accumulated losses from previous fiscal years, until it reaches a 20% of the sum of the balances of “Capital” and “Adjustment to capital” accounts. The Legal reserve has been restated in constant currency at the end of the reporting period as described in Note 2.2, considering the movements taking place each fiscal year.
Environmental reserve and future dividends reserve:
This corresponds to the reserve created by the Group’s shareholders for future use on environmental matters and dividend distributions, respectively. These two reserves have been restated in constant currency at the end of the reporting period as described in Note 2.2. considering the movements for each fiscal year.
Other comprehensive income:
This includes income and losses recognized directly in equity and that will be transferred from equity to the profit or loss statement or accumulated retained earnings, as defined in IFRS Accounting Standards.
Retained earnings:
Retained earnings include the accumulated income or losses with no specific allocation, which, if positive, can be distributed by means of a decision of the Shareholders’ Meeting, provided that they are not subject to any legal restrictions. It includes profit or loss from previous fiscal years that were not distributed, the amounts transferred from other comprehensive income, and adjustments from previous fiscal years by application of new accounting standards. Retained earnings are restated in constant currency at the end of the reporting period by applying the adjustment procedure described in Note 2.2, considering the movements taking place each fiscal year.
Non-controlling interest:
This includes the minority ownership interest not owned by Loma Negra C.I.A.S.A. in the net assets and profit or loss of Ferrosur Roca S.A. (20%).
iii)Financial liabilities:
Financial liabilities are classified as at fair value through profit or loss or other financial liabilities. The Group does not have financial liabilities that arise from supplier finance arrangement.
Financial liabilities at fair value through profit or loss:
A financial liability at fair value through profit or loss is a financial liability held for trading. Financial liabilities are classified as held for trading if:
a)It has been acquired or incurred principally for the purpose of selling or repurchasing it in the near term; or
b)At the time of initial recognition, the liabilities are part of a portfolio of financial instruments that are managed by the Group and there is evidence of a recent current pattern of short-term profit; or
c)It is a derivative that has not been designated and is not effective as a hedging instrument or financial guarantee.
Financial liabilities at fair value through profit or loss are recorded at fair value, with any gains or losses arising from the remeasurement being recognized in profit or loss. The net gain or loss recognized in profit or loss includes any interest paid on the financial liability and is included in other financial results. Fair value is determined as described in Note 32.
Financial liabilities (other than financial liabilities held for trading) or contingent consideration to be paid by an acquirer as a part of a business combination may be designated as a liability at fair value through profit and loss upon initial recognition if:
•Such designation eliminates or significantly reduces a potential accounting mismatch that would otherwise arise; or
•Financial liabilities are part of a group of financial assets or liabilities or both, which is managed and whose performance is assessed on the basis of fair value, in accordance with the Group’s documented risk management or investment strategy, and information about the Group is provided internally on that basis; or
•They are part of a contract containing one or more embedded derivatives, and IFRS 9 allows the entire combined contract to be carried at fair value through profit and loss.
The Company has no financial liabilities measured at fair value to be presented in the statement of financial position.
Other financial liabilities:
Other financial liabilities, including borrowings and trade and other payables, are initially recognized at fair value, net of transaction costs.
Subsequent to initial recognition, other financial liabilities are then measured at amortized cost using the effective interest rate method, with interest expense recognized based on actual return.
Financial liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement for more than twelve months after the date of the financial statements.
iv)Financial liabilities in foreign currency:
The fair value of financial liabilities in foreign currency is determined in that foreign currency and translated at the exchange rate at the end of each fiscal year. The foreign currency component is part of its profit or loss at fair value. For financial liabilities classified as at fair value through profit or loss, the foreign currency component is recognized in profit or loss.
For debt instruments denominated in foreign currency classified at amortized cost, gains and losses in foreign currency are determined on the basis of the amortized cost of the liability and recognized in “Exchange rate differences” under the “Financial results net” in the statement of profit or loss and other comprehensive income.
v)Derecognition of financial liabilities:
The Group must derecognize financial liabilities if, and only if, the obligations of the Group expire, are settled or satisfied.
3.17. Short- and long-term employee benefits
Liabilities are recognized for the benefits accrued in favor of employees with respect to salaries and wages, annual vacations, and leaves of absence due to illness in the period in which the service is rendered in connection with the non-discounted amount of the benefits expected to be paid in exchange for such service.
Liabilities recognized with respect to other long-term employee benefits (severance payment plans resulting from specific plans for employees leaving the Group and receiving a compensation payable in installments) are measured at the present value of estimated future cash outflows expected to be paid by the Group.
On January 24, 2018, the Company’s Board of Directors approved the implementation of an employee incentive program calculated on the basis of ADSs for the purpose of attracting and retaining certain high-ranking employees who satisfied certain eligibility criteria, with the goal of aligning their long-term interests with those of the Company and its shareholders.
Under this program, a liability was recorded to reflect the fair value of the obligations resulting from the incentive plan as they are settled in cash. Such fair value is determined at the beginning and at the end of the fiscal year through the plan settlement date. To calculate the fair value, the Group uses the Black-Scholes valuation method. Changes in the fair value is recorded as an expense during the vesting period and any changes in the fair value are recognized in salaries, wages and social security contributions within the statement of profit or loss and other comprehensive income and the related liability is recognized in non-current Salaries and social security payables within the statement of financial position.
During fiscal year 2021, the Board of Directors, through its meeting held on February 12, 2021, implemented two new employee incentive programs with the same objective. These programs replaced the one approved by the Board of Directors at its meeting of January 24, 2018, notwithstanding the fact that the annual awards that have already been granted as part of the original program will remain in force.
The programs approved in 2021 consist in delivering, to certain employees, shares of the Company’s common stock listed on the Argentine Stock Exchanges and Markets (“BYMA”) and/or on the New York Stock Exchange (“NYSE”) in the form of ADSs, being one of the programs subject to total shareholder return (Total Shareholder Return or “TSR”), and the other to the permanence of the selected employees with the Group. On November 6, 2024, the Board of Directors approved to modify the program to include an alternative to settle it in cash, providing flexibility to pay the existing plans of the Program.
On December 17, 2024, December 19, 2023, and December 21, 2022 the Company’s Board of Directors approved the issuance of the new plans within the framework of the programs implemented in 2021.

Until November 2024, the cost of the share-based payment plans to be settled with equity instruments issued under the existing program was measured at fair value at the date of each grant and it is recognized as "Salaries, wages, and social security contributions" in the comprehensive income over the period in which the performance and/or service conditions were met, with a corresponding entry to “Share-based payment plans” in shareholders' equity. The accumulated expense recognized for these plans at each closing date, and up to the vesting date, reflects the extent to which the vesting period has been met and the Group’s best estimate of the number of equity instruments that would ultimately remain as vested benefit for the employees.

During the years ended December 31, 2024, 2023 and 2022, 65,624, 17,473 and 10,069 American Depositary Receipts (“ADRs”), respectively, were distributed due to the aforementioned incentive programs.
During the month of November 2024, the outstanding balance of the active plans that was maintained in equity was reclassified to liabilities considering that it is the intention of the Group's Management to settle the plans in cash. The liability is measured at fair value at the end of each fiscal year, with a corresponding charge to comprehensive income statement under the account "Salaries, wages, and social security contributions".
After the end of the fiscal year, the Group paid all corresponding amounts in cash, in accordance with the new payment alternative decided.
3.18. Stripping and quarry exploitation costs
In the ordinary course of business, the Company undertakes several exploration and evaluation activities in order to search for mineral ore and determine the technical and commercial feasibility of the resources identified. Exploration and evaluation activities include research and analysis of historical exploration data, the compilation of exploration data through geological studies, exploratory drilling and sampling in several areas, the determination of the volume and qualification of the resources identified, among others.
Following the guidelines established by IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine, the costs of stripping and initial preparation of open-pit quarries for subsequent exploitation are capitalized as property, plant and equipment, as part of the Company’s open-pit quarry stripping and development costs, and are subsequently depreciated and charged to the cost of products based on the units extracted, considering to that end the estimation of reserves available for extraction and existing in the stripped area at all times. The Group periodically revalues the estimate of proven reserves in stripped quarries and prospectively adjusts the effects of any difference in the estimate of tons available for extraction. Due to the frequency in which estimates are reviewed, the risk of significant differences in estimates is reduced.
Extraction costs incurred later during the production phase are recognized as part of production costs.
Mineral rights acquired in connection with the right to explore existing exploration areas are capitalized and amortized during the term of the right. As soon as a legal right has been acquired to explore, exploration and evaluation costs are expensed as incurred to profit or loss, unless the Company’s Management arrives at the conclusion that there is a highest likelihood of obtaining future profits; when this is the case, costs are capitalized. In assessing whether the costs satisfy the criteria to be capitalized several information sources are used, including the nature of the assets, the surface area explored and the results of the samples taken, among others.
All capitalized stripping, exploration and evaluation costs are subject to impairment testing. In the case of determining a potential impairment indicator, the Company carries out an assessment of its recoverability together with the group of related operating assets, which represents the cash-generating unit to which the exploration is attributed.
3.19. Events after the reporting period
If the Group receives information after the reporting period, but prior to the date of authorisation for issue, about conditions that existed at the end of the reporting period, it will assess whether the information affects the amounts that it recognises in its consolidated financial statements. The Group will adjust the amounts recognised in its financial statements to reflect any adjusting events after the reporting period and update the disclosures that relate to those conditions in light of the new information. For non-adjusting events after the reporting period, the Group will not change the amounts recognised in its consolidated financial statements, but will disclose the nature of the non-adjusting event and an estimate of its financial effect, or a statement that such an estimate cannot be made, if applicable.
3.20. Earnings per share (EPS)

Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.